SUPPLEMENT
DATED MAY 6, 2011 TO

THE HARTFORD INFLATION PLUS FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Inflation Plus Fund (the “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares  will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (each a “Reclassification”). With respect to the Fund, shareholders of Class L shares are expected to bear the same or lower net operating expenses after the Reclassification.  The Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

The Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.

In connection with the Reclassification, the Board also approved an amendment to the Fund’s Rule 12b-1 distribution plan to lower the amount of Rule 12b-1 distribution fees that may be charged in respect of Class A shares of the Fund from an annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares to 0.25%.  Accordingly, effective August 1, 2011, under the heading “DISTRIBUTION ARRANGEMENTS” in the above referenced Prospectuses, the second and third sentences of sub-section entitled “Class A Plan” are deleted and replaced with the following:

The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Company’s Board of Directors has currently authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Because the Board of Directors currently has authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, the amendment to the 12b-1 distribution plan will not affect the fees currently charged under the plan.

This Supplement should be retained with your Prospectus for future reference.

HV-7090	May 2011

SUPPLEMENT DATED MAY 6, 2011 TO

THE HARTFORD ADVISERS FUND,
THE HARTFORD BALANCED ALLOCATION FUND
THE HARTFORD BALANCED INCOME FUND,
THE HARTFORD CAPITAL APPRECIATION FUND,
THE HARTFORD CAPITAL APPRECIATION II FUND,
THE HARTFORD CHECKS AND BALANCES FUND,
THE HARTFORD CONSERVATIVE ALLOCATION FUND
THE HARTFORD CORPORATE OPPORTUNITIES FUND,
THE HARTFORD DISCIPLINED EQUITY FUND,
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND,
THE HARTFORD DIVIDEND AND GROWTH FUND,
THE HARTFORD EQUITY GROWTH ALLOCATION FUND
THE HARTFORD EQUITY INCOME FUND,
THE HARTFORD FLOATING RATE FUND,
THE HARTFORD FUNDAMENTAL GROWTH FUND,
THE HARTFORD GLOBAL ALL-ASSET FUND,
THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND,
THE HARTFORD GLOBAL GROWTH FUND,
THE HARTFORD GLOBAL HEALTH FUND,
THE HARTFORD GLOBAL REAL ASSET FUND,
THE HARTFORD GLOBAL RESEARCH FUND,
THE HARTFORD GROWTH ALLOCATION FUND
THE HARTFORD HIGH YIELD FUND,
THE HARTFORD INTERNATIONAL GROWTH FUND ,
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND,
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND,
THE HARTFORD INTERNATIONAL VALUE FUND,
THE HARTFORD MIDCAP FUND,
THE HARTFORD MIDCAP VALUE FUND,
THE HARTFORD MONEY MARKET FUND,
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND,
THE HARTFORD SHORT DURATION FUND,
THE HARTFORD SMALL COMPANY FUND,
THE HARTFORD SMALL/MID CAP EQUITY FUND,
THE HARTFORD STRATEGIC INCOME FUND
THE HARTFORD TARGET RETIREMENT 2010 FUND
THE HARTFORD TARGET RETIREMENT 2020 FUND
THE HARTFORD TARGET RETIREMENT 2030 FUND
THE HARTFORD TOTAL RETURN BOND FUND
THE HARTFORD VALUE FUND
(EACH A “FUND” AND A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)
EACH PROSPECTUS DATED MARCH 1, 2011

At a meeting of the Board of Directors of the Hartford Mutual Funds, Inc. (the “Board”) on May 3, 2011, the Board approved an amendment to the Fund’s Rule 12b-1 distribution plan to lower the amount of Rule 12b-1 distribution fees that may be charged in respect of Class A shares of each Fund from an annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares to 0.25%.  Accordingly, effective August 1, 2011, under the heading “DISTRIBUTION ARRANGEMENTS” in the above referenced Prospectuses, the second and third sentences of sub-section entitled “Class A Plan” are deleted and replaced with the following:

The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Company’s Board of Directors has currently authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Because the Board currently has authorized Rule 12b-1 payments up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, the amendment to the 12b-1 distribution plan will not affect the fees currently charged under the plan.

This Supplement should be retained with your Prospectus for future reference.

HV-7091	May 2011

SUPPLEMENT

DATED MAY 6, 2011 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE HARTFORD MUTUAL FUNDS

DATED MARCH 1, 2011

The SAI is revised as follows:

Class A Plan

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. and a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Boards”) on May 3, 2011, the Boards approved a change to the Class A Plan. Accordingly, effective August 1, 2011, under the heading “DISTRIBUTION PLANS” in the above referenced SAI, the second and third sentences of sub-section entitled “Class A Plan” are deleted and replaced with the following:

The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Company’s Board of Directors has currently authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

This Supplement should be retained with your SAI for future reference.

May 2011